CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Electric plant:
In service	$ 9,266,627	$ 9,865,660
Right-of-use assets - finance leases	302,732	302,732
Less: Accumulated provision for depreciation	(5,183,589)	(5,565,724)
Electric plant in service, net	4,385,770	4,602,668
Nuclear fuel, at amortized cost	388,303	375,267
Construction work in progress	7,716,035	6,779,392
Total electric plant	12,490,108	11,757,327
Investments and funds:
Nuclear decommissioning trust fund	540,716	659,910
Investment in associated companies	78,937	75,826
Long-term investments	669,479	711,379
Restricted investments	0	73,702
Other	32,561	31,991
Total investments and funds	1,321,693	1,552,808
Current assets:
Cash and cash equivalents	595,381	579,350
Restricted cash and short-term investments	104,431	246,350
Short-term investments	61,702	0
Receivables	220,015	159,538
Inventories, at average cost	297,951	260,526
Prepayments and other current assets	51,409	62,286
Total current assets	1,330,889	1,308,050
Deferred charges and other assets:
Regulatory assets	1,212,305	1,008,790
Prepayments to Georgia Power Company	20,873	27,124
Other	113,502	52,927
Total deferred charges	1,346,680	1,088,841
Total assets	16,489,370	15,707,026
Capitalization:
Patronage capital and membership fees	1,192,127	1,130,423
Long-term debt	11,512,513	10,529,449
Obligations under finance leases	52,937	61,335
Obligation under Rocky Mountain transactions	27,945	26,151
Other	2,256	1,550
Total capitalization	12,787,778	11,748,908
Current liabilities:
long-term debt and finance leases due within one year	322,102	281,238
Short-term borrowings	655,650	1,095,971
Accounts payable	203,705	182,164
Accrued interest	105,452	96,410
Member power bill prepayments, current	54,443	26,102
Other current liabilities	153,941	36,123
Total current liabilities	1,495,293	1,718,008
Deferred credits and other liabilities:
Asset retirement obligations	1,343,743	1,287,143
Member power bill prepayments, non-current	53,877	80,001
Regulatory liabilities	792,190	849,449
Other	16,489	23,517
Total deferred credits and other liabilities	2,206,299	2,240,110
Total equity and liabilities	16,489,370	15,707,026
Commitments and Contingencies (Notes 1, 7, 10, 11 and 12)